UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Health Care Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Health Care Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 960.80	$ 3.79
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Investor Class
Actual	$ 1,000.00	$ 960.30	$ 4.42
HypotheticalA	$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.78%
Investor Class	.91%

Semiannual Report

VIP Health Care Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	8.1	2.5
Pfizer, Inc.	7.5	4.7
Merck & Co., Inc.	5.0	3.4
Wyeth	4.4	5.1
Genentech, Inc.	4.3	4.3
Amgen, Inc.	4.1	2.1
UnitedHealth Group, Inc.	3.7	7.1
Allergan, Inc.	2.8	2.6
WellPoint, Inc.	2.6	2.6
Abbott Laboratories	2.4	0.3
	44.9
Top Industries (% of fund's net assets)
As of June 30, 2006
Pharmaceuticals	37.3%
Health Care Providers & Services	26.7%
Health Care Equipment & Supplies	14.9%
Biotechnology	14.4%
Life Sciences Tools & Services	3.4%
All Others *	3.3%

As of December 31, 2005
Pharmaceuticals	32.3%
Health Care Providers & Services	32.0%
Health Care Equipment & Supplies	17.3%
Biotechnology	15.0%
Personal Products	0.9%
All Others *	2.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

VIP Health Care Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 14.4%
Biotechnology - 14.4%
Alizyme PLC (a)	3,800	$ 7,977
Alnylam Pharmaceuticals, Inc. (a)	2,500	37,700
Altus Pharmaceuticals, Inc.	2,100	38,745
Amgen, Inc. (a)	54,596	3,561,297
Amylin Pharmaceuticals, Inc. (a)	7,600	375,212
Biogen Idec, Inc. (a)	14,800	685,684
BioSphere Medical, Inc. (a)	3,700	23,495
Celgene Corp. (a)	12,700	602,361
Cephalon, Inc. (a)	3,200	192,320
DOV Pharmaceutical, Inc. (a)	2,600	5,512
DUSA Pharmaceuticals, Inc. (a)(d)	13,462	76,060
Genentech, Inc. (a)	45,900	3,754,620
Genmab AS (a)	800	25,793
Gentium Spa sponsored ADR	400	5,720
Genzyme Corp. (a)	5,455	333,028
Gilead Sciences, Inc. (a)	21,600	1,277,856
Human Genome Sciences, Inc. (a)	8,200	87,740
ICOS Corp. (a)	3,500	76,965
ImClone Systems, Inc. (a)	4,100	158,424
MannKind Corp. (a)(d)	900	19,179
Martek Biosciences (a)	1,900	55,005
MedImmune, Inc. (a)	12,330	334,143
Millennium Pharmaceuticals, Inc. (a)	16,500	164,505
Myogen, Inc. (a)	1,700	49,300
Neopharm, Inc. (a)	500	2,665
PDL BioPharma, Inc. (a)	6,800	125,188
Solexa, Inc. (a)(d)	3,545	30,133
Tercica, Inc. (a)(d)	28,200	149,178
Theravance, Inc. (a)	1,100	25,168
Vertex Pharmaceuticals, Inc. (a)	5,100	187,221
		12,468,194
CHEMICALS - 0.0%
Fertilizers & Agricultural Chemicals - 0.0%
Monsanto Co.	300	25,257
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Commercial & Professional Services - 0.0%
Advisory Board Co. (a)	151	7,262
Human Resource & Employment Services - 0.1%
On Assignment, Inc. (a)	7,300	67,087
TOTAL COMMERCIAL SERVICES & SUPPLIES		74,349
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International (SCI)	9,600	78,144
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Multi-Sector Holdings - 0.0%
PICO Holdings, Inc. (a)	584	18,834

	Shares	Value (Note 1)
FOOD & STAPLES RETAILING - 0.2%
Food Distributors - 0.1%
United Natural Foods, Inc. (a)	2,700	$ 89,154
Food Retail - 0.1%
Whole Foods Market, Inc.	800	51,712
TOTAL FOOD & STAPLES RETAILING		140,866
FOOD PRODUCTS - 0.3%
Packaged Foods & Meats - 0.3%
Groupe Danone	1,600	203,342
Hain Celestial Group, Inc. (a)	400	10,304
Nestle SA sponsored ADR	100	7,790
		221,436
HEALTH CARE EQUIPMENT & SUPPLIES - 14.9%
Health Care Equipment - 11.4%
Advanced Medical Optics, Inc. (a)	3,800	192,660
Baxter International, Inc.	30,220	1,110,887
Beckman Coulter, Inc.	2,300	127,765
Becton, Dickinson & Co.	12,400	758,012
BioLase Technology, Inc.	4,900	41,160
Biomet, Inc.	4,200	131,418
Boston Scientific Corp. (a)	55,220	929,905
C.R. Bard, Inc.	8,400	615,384
Cytyc Corp. (a)	9,100	230,776
Dade Behring Holdings, Inc.	4,840	201,538
Edwards Lifesciences Corp. (a)	2,700	122,661
HealthTronics, Inc. (a)	3,730	28,535
Hillenbrand Industries, Inc.	1,600	77,600
Hospira, Inc. (a)	5,352	229,815
IDEXX Laboratories, Inc. (a)	1,800	135,234
Imaging Dynamics Co. Ltd. (a)	32,200	100,959
IntraLase Corp. (a)	600	10,044
Intuitive Surgical, Inc. (a)	1,600	188,752
Invacare Corp.	1,900	47,272
Kinetic Concepts, Inc. (a)	3,700	163,355
Medtronic, Inc. (d)	38,000	1,782,960
Mentor Corp.	2,400	104,400
Natus Medical, Inc. (a)	7,151	70,723
NMT Medical, Inc. (a)	800	8,008
Optos PLC	29,000	109,822
Phonak Holding AG	191	11,944
PhotoMedex, Inc. (a)	16,800	26,376
ResMed, Inc. (a)	4,200	197,190
Respironics, Inc. (a)	4,200	143,724
Restore Medical, Inc.	6,100	46,970
SonoSite, Inc. (a)	526	20,535
St. Jude Medical, Inc. (a)	12,120	392,930
Stereotaxis, Inc. (a)	32,800	353,912
Steris Corp.	2,900	66,294
Stryker Corp.	6,400	269,504
The Spectranetics Corp. (a)	300	3,216
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Varian Medical Systems, Inc. (a)	5,900	$ 279,365
Zimmer Holdings, Inc. (a)	9,900	561,528
		9,893,133
Health Care Supplies - 3.5%
Alcon, Inc.	16,100	1,586,655
Arrow International, Inc.	2,902	95,389
Bausch & Lomb, Inc.	400	19,616
Cooper Companies, Inc.	3,157	139,824
DENTSPLY International, Inc.	4,200	254,520
DJ Orthopedics, Inc. (a)	9,564	352,242
Gen-Probe, Inc. (a)	2,200	118,756
Immucor, Inc. (a)	4,200	80,766
Inverness Medical Innovations, Inc. (a)	3,600	101,628
Inverness Medical Innovations, Inc. (a)(e)	2,231	62,981
Lifecore Biomedical, Inc. (a)	5,200	81,640
Nutraceutical International Corp. (a)	6,500	99,645
West Pharmaceutical Services, Inc.	200	7,256
		3,000,918
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		12,894,051
HEALTH CARE PROVIDERS & SERVICES - 26.7%
Health Care Distributors & Services - 3.6%
AmerisourceBergen Corp.	10,800	452,736
Andrx Corp. (a)	3,700	85,803
Cardinal Health, Inc.	21,900	1,408,827
Henry Schein, Inc. (a)	4,600	214,958
McKesson Corp.	20,000	945,600
Patterson Companies, Inc. (a)	745	26,023
Symbion Health Ltd.	23,200	52,758
		3,186,705
Health Care Facilities - 5.5%
Acibadem Saglik Hizmetleri AS	9,000	84,171
Apollo Hospitals Enterprise Ltd.	2,858	24,973
Brookdale Senior Living, Inc. (d)	32,500	1,454,050
Bumrungrad Hospital PCL (For. Reg.)	253,500	217,789
Capital Senior Living Corp. (a)	26,100	268,308
Community Health Systems, Inc. (a)	12,800	470,400
Emeritus Corp. (a)	4,600	86,250
HCA, Inc.	15,500	668,825
Health Management Associates, Inc. Class A	7,000	137,970
HealthSouth Corp. (a)	1,900	7,315
LifePoint Hospitals, Inc. (a)	3,500	112,455
Manor Care, Inc.	1,200	56,304
NovaMed Eyecare, Inc. (a)	700	4,725
Odyssey Healthcare, Inc. (a)	9,066	159,290
Psychiatric Solutions, Inc. (a)	7,200	206,352
Sun Healthcare Group, Inc. (a)	3,500	30,415
Tenet Healthcare Corp. (a)	20,800	145,184

	Shares	Value (Note 1)
Triad Hospitals, Inc. (a)	2,800	$ 110,824
U.S. Physical Therapy, Inc. (a)	3,258	47,697
United Surgical Partners International, Inc. (a)	1,150	34,581
Universal Health Services, Inc. Class B	2,700	135,702
VCA Antech, Inc. (a)	9,080	289,924
		4,753,504
Health Care Services - 7.6%
Apria Healthcare Group, Inc. (a)	700	13,230
Caremark Rx, Inc.	22,000	1,097,140
Chemed Corp.	11,000	599,830
DaVita, Inc. (a)	10,350	514,395
Emergency Medical Services Corp. Class A	8,100	104,490
Express Scripts, Inc. (a)	7,400	530,876
HAPC, Inc. unit	29,700	176,715
Health Grades, Inc. (a)	22,261	100,175
HealthExtras, Inc. (a)	1,300	39,286
Healthways, Inc. (a)	8,398	442,071
HMS Holdings Corp. (a)	700	7,504
I-trax, Inc. (a)	3,800	11,894
Laboratory Corp. of America Holdings (a)	6,600	410,718
Lincare Holdings, Inc. (a)	4,900	185,416
Medco Health Solutions, Inc. (a)	15,900	910,752
Omnicare, Inc.	6,300	298,746
Pediatric Services of America, Inc. (a)	800	9,984
Pediatrix Medical Group, Inc. (a)	2,600	117,780
QMed, Inc. (a)	1,300	5,538
Quest Diagnostics, Inc.	9,100	545,272
RehabCare Group, Inc. (a)	3,800	66,044
ResCare, Inc. (a)	19,466	389,320
		6,577,176
Managed Health Care - 10.0%
Aetna, Inc.	28,400	1,134,012
AMERIGROUP Corp. (a)	2,700	83,808
CIGNA Corp.	5,500	541,805
Coventry Health Care, Inc. (a)	5,700	313,158
Health Net, Inc. (a)	8,200	370,394
Humana, Inc. (a)	8,000	429,600
Magellan Health Services, Inc. (a)	1,700	77,027
Sierra Health Services, Inc. (a)	5,700	256,671
UnitedHealth Group, Inc.	71,070	3,182,515
WellPoint, Inc. (a)	31,400	2,284,978
		8,673,968
TOTAL HEALTH CARE PROVIDERS & SERVICES		23,191,353
HEALTH CARE TECHNOLOGY - 1.3%
Health Care Technology - 1.3%
Cerner Corp. (a)	3,000	111,330
Computer Programs & Systems, Inc.	300	11,988
Eclipsys Corp. (a)	12,800	232,448
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
Emdeon Corp. (a)	15,958	$ 198,039
IMS Health, Inc.	11,100	298,035
Merge Technologies, Inc. (a)	1,600	19,696
Systems Xcellence, Inc. (a)	950	11,021
WebMD Health Corp. Class A	5,222	247,001
		1,129,558
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
NutriSystem, Inc. (a)	7,700	478,401
LIFE SCIENCES TOOLS & SERVICES - 3.4%
Life Sciences Tools & Services - 3.4%
Affymetrix, Inc. (a)	5,500	140,800
Applera Corp.:
- Applied Biosystems Group	11,200	362,320
- Celera Genomics Group (a)	2,800	36,260
Charles River Laboratories International, Inc. (a)	3,900	143,520
Covance, Inc. (a)	4,400	269,368
Exelixis, Inc. (a)	8,700	87,435
Fisher Scientific International, Inc. (a)	6,200	452,910
Illumina, Inc. (a)	1,118	33,160
Invitrogen Corp. (a)	3,300	218,031
MDS, Inc.	800	14,584
Millipore Corp. (a)	3,200	201,568
Nektar Therapeutics (a)	5,000	91,700
Pharmaceutical Product Development, Inc.	3,800	133,456
QIAGEN NV (a)	1,200	16,464
Techne Corp. (a)	2,300	117,116
Thermo Electron Corp. (a)	8,200	297,168
Waters Corp. (a)	8,600	381,840
		2,997,700
PERSONAL PRODUCTS - 0.9%
Personal Products - 0.9%
Herbalife Ltd. (a)	18,000	718,200
NBTY, Inc. (a)	3,700	88,467
		806,667
PHARMACEUTICALS - 37.3%
Pharmaceuticals - 37.3%
Abbott Laboratories	48,520	2,115,957
Abraxis BioScience, Inc. (a)	2,400	57,216
Allergan, Inc.	22,550	2,418,713
Altana AG sponsored ADR (d)	200	11,176
AnorMED, Inc. (a)	3,600	20,220
Barr Pharmaceuticals, Inc. (a)	5,600	267,064
Biovail Corp.	4,500	105,052
Bristol-Myers Squibb Co.	28,000	724,080
Collagenex Pharmaceuticals, Inc. (a)	1,300	15,574

	Shares	Value (Note 1)
Dr. Reddy's Laboratories Ltd. sponsored ADR	800	$ 22,160
Eli Lilly & Co.	18,400	1,016,968
Endo Pharmaceuticals Holdings, Inc. (a)	7,200	237,456
Forest Laboratories, Inc. (a)	17,600	680,944
GlaxoSmithKline PLC sponsored ADR	800	44,640
Impax Laboratories, Inc. (a)	1,400	8,750
Johnson & Johnson	118,019	7,071,695
King Pharmaceuticals, Inc. (a)	13,500	229,500
Kos Pharmaceuticals, Inc. (a)	1,702	64,029
Mayne Pharma Ltd. (a)	30,300	58,545
Medicis Pharmaceutical Corp. Class A	2,900	69,600
Merck & Co., Inc.	118,180	4,305,297
MGI Pharma, Inc. (a)	4,200	90,300
Mylan Laboratories, Inc.	8,100	162,000
New River Pharmaceuticals, Inc. (a)	300	8,550
Novartis AG sponsored ADR	2,300	124,016
Perrigo Co.	900	14,490
Pfizer, Inc.	275,540	6,466,924
Ranbaxy Laboratories Ltd. sponsored GDR	8,169	64,862
Roche Holding AG (participation certificate)	4,424	731,362
Schering-Plough Corp.	42,800	814,484
Sepracor, Inc. (a)	5,500	314,270
Takeda Pharamaceutical Co. Ltd.	1,800	112,004
Valeant Pharmaceuticals International	1,700	28,764
Watson Pharmaceuticals, Inc. (a)	2,200	51,216
Wyeth	86,520	3,842,353
		32,370,231
TOTAL COMMON STOCKS (Cost $75,567,395)		86,895,041
Money Market Funds - 1.7%

Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c) (Cost $1,508,833)	1,508,833	1,508,833
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $77,076,228)		88,403,874
NET OTHER ASSETS - (1.8)%		(1,595,205)
NET ASSETS - 100%		$ 86,808,669
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,981 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	2/8/06	$ 54,459
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,525
Fidelity Securities Lending Cash Central Fund	18,861
Total	$ 22,386
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $4,924,173 of which $1,485,533, $3,335,785 and $102,855 will expire on December 31, 2010, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Health Care Portfolio

VIP Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,523,410) - See accompanying schedule: Unaffiliated issuers (cost $75,567,395)	$ 86,895,041
Affiliated Central Funds (cost $1,508,833)	1,508,833
Total Investments (cost $77,076,228)		$ 88,403,874
Receivable for investments sold		2,048,019
Receivable for fund shares sold		69,113
Dividends receivable		75,925
Interest receivable		523
Prepaid expenses		203
Other receivables		4,476
Total assets		90,602,133

Liabilities
Payable to custodian bank	$ 164,559
Payable for investments purchased	1,884,839
Payable for fund shares redeemed	156,944
Accrued management fee	41,074
Other affiliated payables	8,547
Other payables and accrued expenses	28,668
Collateral on securities loaned, at value	1,508,833
Total liabilities		3,793,464

Net Assets		$ 86,808,669
Net Assets consist of:
Paid in capital		$ 76,295,184
Undistributed net investment income		105,437
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(920,000)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,328,048
Net Assets		$ 86,808,669

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($75,347,365 ÷ 6,333,734 shares)	$ 11.90

Investor Class: Net Asset Value, offering price and redemption price per share ($11,461,304 ÷ 965,669 shares)	$ 11.87

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

VIP Health Care Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 528,597
Interest		21
Income from affiliated Central Funds		22,386
Total income		551,004

Expenses
Management fee	$ 314,079
Transfer agent fees	44,900
Accounting and security lending fees	20,971
Independent trustees' compensation	224
Custodian fees and expenses	24,050
Audit	19,646
Legal	1,147
Interest	5,149
Miscellaneous	8,400
Total expenses before reductions	438,566
Expense reductions	(5,071)	433,495
Net investment income (loss)		117,509
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,363,631
Foreign currency transactions	834
Total net realized gain (loss)		4,364,465
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,538,955)
Assets and liabilities in foreign currencies	402
Total change in net unrealized appreciation (depreciation)		(8,538,553)
Net gain (loss)		(4,174,088)
Net increase (decrease) in net assets resulting from operations		$ (4,056,579)

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117,509	$ 55,999
Net realized gain (loss)	4,364,465	4,460,592
Change in net unrealized appreciation (depreciation)	(8,538,553)	10,191,871
Net increase (decrease) in net assets resulting from operations	(4,056,579)	14,708,462
Distributions to shareholders from net investment income	(52,605)	(148,996)
Share transactions - net increase (decrease)	(35,389,736)	45,974,918
Redemption fees	18,950	35,950
Total increase (decrease) in net assets	(39,479,970)	60,570,334

Net Assets
Beginning of period	126,288,639	65,718,305
End of period (including undistributed net investment income of $105,437 and undistributed net investment income of $40,533, respectively)	$ 86,808,669	$ 126,288,639

See accompanying notes which are an integral part of the financial statements.

VIP Health Care Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 10.61	$ 9.77	$ 8.41	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01	.03	.03	.04	.01
Net realized and unrealized gain (loss)	(.49)	1.80	.84	1.33	(1.79)	.16
Total from investment operations	(.48)	1.81	.87	1.36	(1.75)	.17
Distributions from net investment income	(.01)	(.03)	(.04)	-	(.03)	-
Distributions from net realized gain	-	-	-	-	(.01)	(.02)
Total distributions	(.01)	(.03)	(.04)	-	(.04)	(.02)
Redemption fees added to paid in capital E	- H	- H	.01	- H	.01	.04
Net asset value, end of period	$ 11.90	$ 12.39	$ 10.61	$ 9.77	$ 8.41	$ 10.19
Total Return B, C, D	(3.92)%	17.05%	8.97%	16.17%	(17.08)%	2.10%
Ratios to Average Net Assets G
Expenses before reductions	.78% A	.75%	.77%	.89%	.84%	1.01% A
Expenses net of fee waivers, if any	.78% A	.75%	.77%	.89%	.84%	1.01% A
Expenses net of all reductions	.77% A	.70%	.76%	.85%	.79%	1.00% A
Net investment income (loss)	.23% A	.06%	.26%	.32%	.39%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,347	$ 118,928	$ 65,718	$ 52,603	$ 47,471	$ 61,229
Portfolio turnover rate	80% A	122%	56%	124%	166%	82% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 18, 2001 (commencement of operations) to December 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 11.64
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	(.50)	.74
Total from investment operations	(.49)	.73
Distributions from net investment income	(.01)	-
Redemption fees added to paid in capital E	- H	-H
Net asset value, end of period	$ 11.87	$ 12.37
Total Return B, C, D	(3.97)%	6.27%
Ratios to Average Net Assets G
Expenses before reductions	.91% A	.93% A
Expenses net of fee waivers, if any	.91% A	.93% A
Expenses net of all reductions	.90% A	.89% A
Net investment income (loss)	.09% A	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,461	$ 7,360
Portfolio turnover rate	80% A	122%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Health Care Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 13,736,753
Unrealized depreciation	(2,769,306)
Net unrealized appreciation (depreciation)	$ 10,967,447
Cost for federal income tax purposes	$ 77,436,427

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Initial Class shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,264,348 and $78,267,342, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

VIP Health Care Portfolio

Initial Class	$ 34,004
Investor Class	10,896
$ 44,900

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $561 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,355,429	4.94%	$ 5,149

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $182 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $18,861.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,071 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 45,607	$ 148,996
Investor Class	6,998	-
Total	$ 52,605	$ 148,996

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	153,199	4,761,850	$ 1,919,732	$ 53,913,583
Reinvestment of distributions	3,681	14,204	45,607	148,996
Shares redeemed	(3,421,139)	(1,373,502)	(42,044,915)	(15,341,849)
Net increase (decrease)	(3,264,259)	3,402,552	$ (40,079,576)	$ 38,720,730
Investor Class
Shares sold	569,432	603,209	$ 7,101,625	$ 7,355,143
Reinvestment of distributions	566	-	6,998	-
Shares redeemed	(199,133)	(8,405)	(2,418,783)	(100,955)
Net increase (decrease)	370,865	594,804	$ 4,689,840	$ 7,254,188

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Health Care Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Health Care Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Health Care Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

VHCIC-SANN-0806
1.817376.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV: Health Care Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV: Health Care Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006